PAYABLE TO AFFILIATES	9 Months Ended
Jun. 30, 2018
Payable To Affiliates
PAYABLE TO AFFILIATE

NOTE 6 – PAYABLE TO AFFILIATES

The Company has received an advance of $500 from a director for its working capital needs as of June 30, 2018 (see NOTE 7).

The Company has received advances from an affiliate for its working capital needs from an entity in which its Chief Executive Officer is also a director in such entity (NOTE 6). The advance received is non-interest bearing, unsecured and payable on demand is summarized as follows.

	Balance June 30, 2018	Balance September 30,2017
	(Unaudited)
Payable to affiliate	$98,837	$78,067
Total	$98,837	$78,067